UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2015 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 65.41%

Air Courier Services - 2.35%
4,000	FedEx Corp.	$ 634,160

Air Transportation, Scheduled - 1.83%
12,000	American Airlines Group, Inc.	495,120

Aircraft - 1.62%
3,000	Boeing Co.	436,350

Aircraft Engines & Engine Parts - 1.78%
5,000	United Technologies Corp.	480,250

Beverage - 1.30%
3,500	PepsiCo, Inc.	350,560

Biological Products (No Diagnostic Substances) - 0.85%
800	Biogen, Inc. *	229,488

Cable & Other Pay Television Services - 2.94%
7,000	Walt Disney Co.	794,290

Commercial Banks, NEC - 1.74%
11,500	Toronto Dominion Bank	469,430

Crude Petroleum & Natural Gas - 1.66%
9,000	Royal Dutch Shell, Plc. ADR	447,840

Electric Services - 1.29%
3,500	NextEra Energy, Inc.	349,510

Electronic Computers - 2.23%
5,100	Apple, Inc.	603,330

Engines & Turbines - 0.89%
2,400	Cummins, Inc.	240,888

Food & Kindred Products - 1.34%
4,900	Nestle S.A. ADR	362,306

Footwear - 1.71%
3,500	Nike, Inc. Class-B	462,980

Hospital & Medical Service Plans - 2.64%
2,500	Aetna, Inc.	256,875
3,500	Anthem, Inc.	456,330
		713,205
Motor Vehicle Parts & Accessories - 1.73%
4,500	Honeywell International, Inc.	467,775

National Commercial Banks - 4.79%
12,500	JP Morgan Chase & Co.	833,500
10,500	US Bancorp	460,845
		1,294,345
Natural Gas Transmission - 1.05%
12,000	Kinder Morgan, Inc.	282,840

Oil, Gas Field Services, NBC - 1.29%
4,500	Schlumberger, Ltd. (France)	347,175

Petroleum Refining - 1.95%
9,000	Marathon Petroleum Corp.	525,690

Pharmaceutical Preparations - 3.82%
6,000	Johnson & Johnson	607,440
8,000	Merck & Co., Inc.	424,080
		1,031,520
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.89%
9,800	Dow Chemicals Co.	510,874

Railroad, Line-Haul Operating - 1.46%
4,700	Union Pacific Corp.	394,565

Retail-Drug Stores - 2.09%
6,000	CVS Caremark Corp.	564,540

Retail-Eating Places - 2.46%
10,800	Starbucks Corp.	663,012

Retail-Lumbar & Other Building Material Dealers - 2.33%
4,700	The Home Depot, Inc.	629,236

Retail-Variety Stores - 2.50%
5,000	Target Corp.	362,500
5,300	Wal-Mart Stores, Inc.	311,852
		674,352
Services-Business Services - 3.32%
3,800	Accenture PLC, Class-A (Ireland)	407,436
5,000	MasterCard, Inc. Class-A	489,600
		897,036
Services-Computer Programming, Data Processing, Etc. - 2.39%
4,000	Facebook, Inc. *	416,960
300	Google, Inc. Class-A *	228,855
		645,815
Services-Prepackaged Software - 1.81%
9,000	Microsoft Corp.	489,150

Sugar & Confectionery Products - 0.96%
3,000	Hershey Co.	258,930

Telephone Communciations - 3.39%
13,700	AT&T, Inc.	461,279
10,000	Verizon Communications, Inc.	454,500
		915,779

TOTAL FOR COMMON STOCK (Cost $14,300,379) - 65.41%		17,662,341

CORPORATE BONDS - 20.56% (a)

Agriculture Chemicals - 0.32%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	85,999

Airlines - 0.56%
150,000	Southwest Airlines Co., 2.750% 11/06/2019	151,979

Banks & Financial Institutions - 0.19%
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 (France) **	50,565

Bituminous Coal & Lignite Surface Mining - 0.03%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	8,125

Cable & Other Pay Television Services - 0.38%
100,000	Viacom, Inc., 3.50%, 04/01/2017	101,995

Communications Equipment - 0.46%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	124,524

Computer Storage Devices - 0.58%
182,000	EMC Corp., 3.375%, 06/01/2023	155,843

Crude Petroleum & Natural Gas - 1.20%
200,000	Murphy Oil Corp., 2.50%, 12/01/2017	194,956
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	128,769
		323,725
Dental Equipment & Supplies - 0.76%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	205,836

Distribution/Wholesale - 0.19%
50,000	Tech Data, 3.750%, 09/21/2017	50,715

Electric Services - 0.57%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	155,138

Food & Kindred Products - 0.41%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	110,502

Healthcare Providers & Services - 0.36%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	97,481

Metal Mining - 0.28%
100,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	76,938

Miscellaneous Business Credit Institution - 2.25%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **	99,913
100,000	Ford Motors Credit Co. LLC., 6.625%, 08/15/2017	106,983
400,000	Ford Motors Credit Co. LLC., 1.70%, 05/09/2016	401,045
		607,941
Miscellaneous Manufacturing Industries - 0.40%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	108,539

Motor Vehicle Parts & Accessories - 0.38%
100,000	Lear Corp., 5.25%, 01/15/2025	102,375

National Commerical Banks - 0.93%
100,000	Bank of America, 4.00%, 07/15/2016	101,297
150,000	Citigroup, Inc., 2.40%, 02/18/2020	149,546
		250,843
Printed Circuit Boards - 0.20%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,000

Property & Casualty Insurance - 0.87%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	236,046

Radio Telephone Communications - 0.38%
100,000	T-Mobile USA, Inc., 6.464%, 04/28/2019	102,750

Real Estate - 0.82%
50,000	Aurora Military Housing, 5.35%, 12/15/2025	54,612
168,255	Cibolo Canyon CTFS, 3.00%, 8/20/2020	166,573
		221,185
Retail - Apparel & Accessory Stores - 0.57%
150,000	Hanesbrands, Inc., 6.375%, 12/15/2020	155,063

Retail - Auto & Home Supply Stores - 0.41%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	109,627

Retail - Department Stores - 0.61%
150,000	Dillards, Inc., 7.13%, 08/01/2018	165,456

Retail - Drug Stores & Proprietary Stores - 0.65%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	174,390

Retail - Variety Stores - 0.80%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	215,076

Services-Business Services - 0.59%
170,000	EBay, Inc., 2.60%, 07/15/2022	159,182

Services-Computer Programming Services - 0.64%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	172,813

Services-Educational Services - 0.30%
75,000	Wash Post, 7.25%, 02/01/2019	80,629

Services-General Medical & Surgical Hospitals, NEC - 0.39%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2020	106,250

Services-Prepackaged Software - 0.58%
300,000	CA, Inc., 5.375%, 12/01/2019	325,395
150,000	Symantec Corp., 4.20%, 09/15/2020	155,901
		481,296
Services-Video Tape Rental - 0.58%
150,000	Netflix, Inc., 5.375%, 02/01/2021	157,125

Transportation Services - 0.41%
100,000	Expedia, Inc., 5.95%, 08/15/2020	110,853

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.30%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	81,502

TOTAL FOR CORPORATE BONDS (Cost $5,733,193) - 20.56%		5,551,306

STRUCTURED NOTES - 1.51% (a)

Commercial Banks, NEC - 0.28%
100,000	Barclays CMS, 11.00%, 05/14/2029 (United Kingdom) **	76,250

National Commerical Banks - 0.67%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	95,116
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	85,780
		180,896
Security Brokers, Dealers & Flotation Companies - 0.56%
125,000	Goldman Sachs, 4.114%, 11/13/2028	98,750
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	51,812
		150,562

TOTAL FOR STRUCTURED NOTES (Cost $449,624) - 1.51%		407,708

REAL ESTATE INVESTMENT TRUST - 2.10%
18,000	Duke Realty Corp.	366,300
500	PS Business Park, Inc. Series T, PFD 6.00%, 12/31/2049	12,980
3,500	Ventas, Inc.	186,690

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $487,532) - 2.10%		565,970

PREFERRED SECURITIES - 0.84%

National Commercial Banks - 0.47%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	76,500
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	50,740
		127,240
Telephone Communications (No Radio Telephone) - 0.37%
2,000	QWest Corp., 6.125%, 06/01/2053	49,200
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	51,000
		100,200

TOTAL FOR PREFERRED SECURITIES (Cost $224,190) - 0.84%		227,440

MUNICIPAL BOND - 5.37% (a)

Arizona - 0.38%
75,000	La Paz City, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	81,068
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	20,954
		102,022
California - 0.72%
40,000	California State University Rev Muni, 2.785%, 11/01/2022	40,711
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	89,398
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	63,746
		193,855
Georgia - 0.40%
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	107,874

Illinois - 0.86%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	95,055
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/2024	35,321
30,000	Illinois St., 5.877%, 3/1/2019	32,179
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/2021	69,712
		232,267
Indiana - 0.59%
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/1/2028	35,011
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	80,777
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	43,299
		159,087
Iowa - 0.75%
201,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	202,043

Michigan - 0.54%
25,000	Belding, MI Area Schools, 6.150%, 05/01/2024	25,133
105,000	Michigan State Build America Bonds, 7.625%, 9/15/2027	121,062
		146,195
Ohio - 0.15%
40,000	Akron , OH Economic Dev, 5.50%, 12/01/2015	40,000

Oklahoma - 0.14%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	38,313

South Carolina - 0.31%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	57,267
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	27,178
		84,445
Texas - 0.53%
25,000	Katy Texas Schools, 5.998%, 02/15/2030	28,249
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	63,716
50,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	50,555
		142,520

TOTAL FOR MUNICIPAL BOND (Cost $1,425,339) - 5.37%		1,448,621

EXCHANGE TRADED FUNDS - 2.01%

1,000	iShares Barclays 20+ Year Treasury Bond Fund ETF	121,450
1,000	iShares Barclays Intermediate Credit Bond Fund ETF	108,340
2,000	iShares Short Maturity Bond ETF	100,120
1,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	94,380
1,500	Vanguard Short-Term Corporate Bond Index ETF	119,310

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $563,610) - 2.01%		543,600

EXCHANGE TRADED NOTE - 0.89%

8,000	JPMorgan Alerian MLP Index ETN	240,166

TOTAL FOR EXCHANGE TRADED NOTE (Cost $316,951) - 0.89%		240,166

SHORT TERM INVESTMENTS - 0.83%
225,435	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $225,435)	225,435

TOTAL INVESTMENTS (Cost $23,726,252) *** - 99.53%		$ 26,872,587

OTHER ASSETS LESS LIABILITES - 0.47%		128,094

NET ASSETS - 100.00%		$ 27,000,681

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2015.

*** At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,726,252 amounted to $3,189,563, which consisted of aggregate gross unrealized appreciation of $4,052,685 and aggregate gross unrealized depreciation of $863,122.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,726,252 amounted to $3,189,563, which consisted of aggregate gross unrealized appreciation of $4,052,685 and aggregate gross unrealized depreciation of $863,122.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$17,662,341	$0	$0	$17,662,341
Real Estate Investment Trusts		$565,970	$0	$0	$565,970
Preferred Securities		$227,440	$0	$0	$227,440
Corporate Bonds		$0	$5,551,306	$0	$5,551,306
Municipal Bonds		$0	$1,448,621	$0	$1,448,621
Exchange Traded Funds		$543,600	$0	$0	$543,600
Exchange Traded Note		240,166	$0	$0	$240,166
Structured Notes		$0	$407,708	$0	$407,708
Cash Equivalents		$225,435	$0	$0	$225,435
Total		$19,464,952	$7,407,635	$0	$26,872,587

	Archer Income Fund
	Schedule of Investments
	November 30, 2015 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 52.97%

Aerospce/Defense-Major Diversified - 0.81%
75,000	Exelis, Inc., 5.55%, 10/01/2021	82,906

Agriculture Chemicals - 0.56%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	57,333

Airlines - 1.00%
100,000	Southwest Airlines Co., 2.75%, 11/06/2019	101,319

Banks & Financial Institutions - 1.29%
50,000	JPMorgan Chase & Co., 10.50%, 01/23/2029 **	42,890
50,000	Lloyds Bank, Plc., 4.436%, 07/05/2033	37,850
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020 (France) **	50,565
		131,305
Bituminous Coal & Lignite Surface Mining - 0.08%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	8,125

Brewery - 0.58%
250,000	Ambev Intl Finance Co., 9.50%, 07/24/2017 (Cayman Islands) **	59,024

Cable & Other Pay Television Services - 0.50%
50,000	Viacom, Inc., 3.50%, 05/01/2023	50,998

Commercial Services-Finance - 0.52%
800,000	GE Capital Corp., 8.87%, 06/02/2018	52,415

Communications Equipment - 0.73%
75,000	Juniper Networks, Inc., 4.50%, 03/15/2024	74,714

Computer & Office Equipment - 0.99%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	100,337

Computer Storage Devices - 0.42%
50,000	EMC Corp., 3.375%, 06/01/2023	42,814

Consumer Products - 0.42%
50,000	Avon Products, Inc., 5.75`%, 03/01/2018	42,500

Container & Packaging - 0.50%
50,000	Ball Corp., 5.00%, 03/01/2022	50,675

Crude Petroleum & Natural Gas - 1.56%
75,000	Murphy Oil Corp., 2.50%, 12/01/2017	73,109
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	85,846
		158,955
Dental Equipment & Supplies - 1.01%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	102,918

Distribution/Wholesale - 1.50%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	101,565
50,000	Tech Data, 3.75% 09/21/2017	50,715
		152,280
Electric & Other Services Combined - 1.36%
50,000	CMS Energy, 6.250%, 02/01/2020	56,932
100,000	PPL Energy Supply LLC, 4.60%, 12/15/2021	81,625
		138,557
Electric Services - 1.05%
50,000	Edison International, 6.25%, 08/01/2049	55,500
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	51,713
		107,213
Food & Kindred Products - 1.53%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	100,351
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	55,251
		155,602
Guided Missiles & Space Vehicles & Parts - 1.07%
100,000	Orbital ATK, Inc., 6.875%, 09/15/2020	108,440

Hazardous Waste Management - 0.49%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,125

Healthcare Providers & Services - 0.48%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	48,740

Medical-Generic Drugs - 0.83%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	83,966

Metal Mining - 0.62%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	24,500
50,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	38,469
		62,969
Miscellaneous Business Credit Institution - 3.51%
200,000	Ford Motor Credit Co. LLC., 1.70%, 5/9/2016	200,523
100,000	Ford Motor Credit Co. LLC., 6.625%, 08/15/2017	106,983
50,000	Ford Motor Credit Co. LLC., 1.58285%, 11/20/2018 **	49,957
		357,463
Miscellaneous Manufacturing Industries - 0.80%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	81,404

Motor Vehicle Parts & Accessories - 0.50%
50,000	Lear Corp., 5.25%, 01/15/2025	51,187

Multimedia - 0.53%
50,000	Time Warner, 4.75%, 03/29/2021	54,253

National Commerical Banks - 0.99%
50,000	Bank of America, 4.00%, 07/15/2016	50,648
50,000	Citigroup, Inc. 2.40%, 02/18/2020	49,849
		100,497
Oil Company-Exploration & Production - 1.43%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	98,682
50,000	Whiting Petroleum Corp., 6.50%, 10/01/2018	47,250
		145,932
Printed Circuit Boards - 0.52%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,000

Property & Casualty Insurance - 1.74%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	177,035

Radio Telephone Communication - 1.01%
100,000	T-Mobile US, Inc. 6.464%, 04/28/2019	102,750

Real Estate - 1.36%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	54,612
84,128	Cibolo Canyon CTFS 3.00%, 08/20/2020	83,286
		137,898
Retail-Apparel & Accessory Stores - 1.02%
100,000	Hanesbrands, Inc., 6.375%, 12/15/2020	103,375

Retail-Auto & Housing Supply Stores - 1.08%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	109,627

Retail-Department Stores - 1.49%
100,000	Dillards, Inc., 7.13%, 08/01/2018	110,304
35,000	Dillards, Inc., 7.75%, 07/15/2026	40,840
		151,144
Retail-Discretionary - 0.96%
100,000	Staples, Inc., 4.375%, 01/12/2023	97,375

Retail-Drug Stores & Proprietary Stores - 1.71%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	174,390

Security Broker Dealers - 2.52%
50,000	Credit Suisse, 8.25%, 02/20/2019	48,550
50,000	Morgan Stanley, 4.90%, 02/23/2017	38,950
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	168,476
		255,976
Services - Business Services - 0.74%
80,000	EBay, Inc., 2.60%, 07/15/2022	74,909

Services - Computer Programming Services - 0.92%
95,000	VeriSign, Inc., 4.625%, 05/01/2023	93,813

Services - Educational Services - 0.53%
50,000	Wash Post, 7.25%, 02/01/2019	53,753

Services-General Medical & Surgical Hospitals, NEC - 1.04%
100,000	HCA Holdings, 6.25%, 02/15/2021	106,250

Services-Prepackaged Software - 2.64%
200,000	CA, Inc., 5.375%, 12/01/2019	216,930
50,000	Symantec Corp., 4.20%, 09/15/2020	51,967
		268,897
Services-Video Tape Rental - 1.03%
100,000	Netflix, Inc., 5.375%, 02/01/2021	104,750

State Commercial Banks - 0.49%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018	50,250

Telephone Communications (No Radio Telephone) - 0.60%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	61,035

Television Broadcasting Stations - 0.61%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	62,112

Tires & Inner Tubes - 1.17%
100,000	Goodyear Tire & Rubber Co., 8.755, 08/15/2020	118,750

Transportation Services - 1.09%
100,000	Expedia, Inc., 5.95%, 08/15/2020	110,853

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.53%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	54,334

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.52%
50,000	Anixter, Inc., 5.625%, 05/01/2019	52,875

TOTAL FOR CORPORATE BONDS (Cost $5,763,192) - 52.97%		5,390,117

EXCHANGE TRADE FUNDS - 7.53%
1,000	iShares Barclays 20+ Year Treasury Bond ETF	121,450
2,000	iShares Floating Rate Bond ETF	100,860
750	iShares iBoxx Investment Grade Corporate Bond ETF	86,933
2,000	iShares Short Maturity ETF	100,120
3,000	PowerShares Build America Bond ETF	87,600
6,000	PowerShares Preferred ETF	89,220
1,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	94,380
1,000	Vanguard Intermediate-Term Corp. Bond Idx ETF	85,190

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $749,816) - 7.53%		765,753

EXCHANGE TRADE NOTE - 0.79%
3,000	UBS ETRACS Alerian MLP Infrastructure ETN	80,040

TOTAL FOR EXCHANGE TRADED NOTE (Cost $120,116) - 0.79%		80,040

REVENUE BOND - 0.74%
75,000	WESGEN, 3.25%, 11/01/2016	75,026

TOTAL FOR REVENUE BOND (Cost $75,000) - 0.74%		75,026

REAL ESTATE INVESTMENT TRUST - 2.42%
2,500	Digital Realty Trust PFD, 6.625%, Series F	64,875
2,000	Digital Realty Trust PFD, 7.375%	54,540
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	75,150
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	52,100

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $235,884) - 2.42%		246,665

MUNICIPAL BOND - 20.05% (a)
Aizona - 0.28%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	28,572

Florida - 0.57%
25,000	Auburndale, FL Revenue Pub Impt., 4.30%, 12/01/2026	25,363
30,000	Osceola County, FL 6.02%, 10/01/2026	32,973
		58,336

Georgia - 1.51%
100,000	Atlantic City BOE 4.093%, 07/15/2020	99,593
50,000	Georgia Local Government 4.750%, 06/01/2028	54,482
		154,075
Illinois - 4.29%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	47,528
40,000	Eastern IL University Build America Bond, 5.45%, 4/1/2019	41,023
45,000	Eastern IL University Build America Bond, 5.90%, 4/1/2023	45,523
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,198
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	29,876
75,000	State of Illinois, 4.95%, 6/1/23	75,401
50,000	State of Illinois, 5.665%, 3/1/18	52,557
70,000	State of Illinois, 5.877%, 3/1/19	75,083
50,000	State of Illinois, 6.20%, 7/01/21	53,808
		436,997
Indiana - 1.35%
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2027	27,638
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	39,661
60,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	69,743
		137,042
Iowa - 0.83%
84,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	84,436

Louisiana - 0.35%
35,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	35,527

Michigan - 1.36%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/1/2019	48,400
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	52,418
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	37,778
		138,596
Maryland - 0.80%
40,000	Prince Georges County, MD 6.169%, 10/15/2029	44,982
35,000	Worcester County, MD 2.50%, 12/01/18	36,261
		81,243
Minnesota - 0.27%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	27,874

Mississippi - 0.26%
25,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	26,362

Missouri - 0.25%
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,593

Nevada - 0.55%
50,000	County of Clark NV, 6.36%, 11/1/2024	56,338

New Jersey - 1.05%
30,000	Hoboken NJ Services, 5.330%, 02/01/2018	30,822
65,000	Hudson County, 6.890%, 03/01/2026	76,457
		107,279
New York - 2.67%
80,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	79,995
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	85,078
105,000	TSACS Inc., NY 4.75%, 6/1/22	106,169
		271,242
Ohio - 0.93%
60,000	City of Akron Ohio, 5.500%, 12/01/2015	60,000
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/2026	34,339
		94,339
Oklahoma - 0.35%
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	35,984

Oregon - 0.28%
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	28,678

Texas - 0.50%
50,000	Reeves Cnty., TX, 5.00%, 12/1/2016	50,555
40,000	Reeves Cnty., TX, 6.375%, 12/21/2021	42,478
25,000	Reeves Cnty., TX, 6.75%, 12/01/2019	25,055
		118,088
Virginia - 0.16%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	16,409

Wisconsin - 0.75%
75,000	Public Finance Authority, 5.750%, 06/01/2023	76,651

TOTAL FOR MUNICIPAL BOND (Cost $2,041,805) - 20.05%		2,039,661

PREFERRED SECURITIES - 3.76%
National Commercial Banks - 1.50%
2,000	Citigroup Series C, 5.800%, PFD	51,020
3,000	PNC Financial Services Group, Inc. 5.375%	76,500
1,000	Wells Fargo Series P, 5.250%, PFD	25,370
		152,890
Savings Institutions, Not Federally Chartered - 0.65%
2,500	First Republic Bank PFD, 6.700%, Series A	66,175

Telephone Communications (No Radio Telephone) - 1.61%
2,500	Qwest Corp., 6.125%, 06/01/2053	61,500
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	102,000
		163,500

TOTAL FOR PREFERRED SECURITIES (Cost $367,552) - 3.76%		382,565

STRUCTURED NOTE - 3.89% (a)
Commercial Banks, NEC - 0.37%
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom) **	38,125

Security Brokers, Dealers & Flotation Companies - 3.52%
75,000	Goldman Sachs Group, Inc., 7.888%, 9/5/2028 **	69,375
100,000	Goldman Sachs Group, Inc., 4.97085%, 12/13/2028 **	80,125
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/2020 **	61,880
120,000	Goldman Sachs Group, Inc., 4.114%, 11/13/2028 **	94,800
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	51,812
		357,992

TOTAL FOR STRUCTURED NOTE (Cost $434,050) - 3.89%		396,117

SHORT TERM INVESTMENTS - 6.79%
691,257	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $691,257)	691,257

TOTAL INVESTMENTS (Cost $10,478,671) *** - 98.94%		10,067,201

OTHER ASSETS LESS LIABILITIES - 1.06%		108,158

NET ASSETS - 100.00%		10,175,359

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at November 30, 2015.
ADR - American Depository Receipt

*** At November 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,478,671 amounted to $294,325, which consisted of aggregate gross unrealized appreciation of $138,587 and aggregate gross unrealized depreciation of $432,912.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,478,671 amounted to $294,325, which consisted of aggregate gross unrealized appreciation of $138,587 and aggregate gross unrealized depreciation of $432,912.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts		$246,665	$0	$0	$246,665
Exchange Trade Funds		$765,753	$0	$0	$765,753
Exchange Trade Note		80,040	$0	$0	$80,040
Corporate Bonds		$0	5,390,117	$0	$5,390,117
Municipal Bonds		$0	2,039,661	$0	$2,039,661
Preferred Securities		$382,565	$0	$0	$382,565
Revenue Bonds		75,026	$0	$0	$75,026
Structured Notes		$0	396,117	$0	$396,117
Cash Equivalents		$691,257	$0	$0	$691,257
Total		$ 2,241,306	$7,825,895	$0	$10,067,201

	Archer Stock Fund
	Schedule of Investments
	November 30, 2015 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 97.47%

Agriculture Production-Livestock & Animal Specialties - 1.92%
4,700	Cal-Maine Foods, Inc.	$ 256,197

Air Transportation - 4.51%
3,500	Alaska Air Group, Inc.	279,055
7,000	Southwest Airlines Co.	321,160
		600,215
Arrangement of Transportation of Freight & Cargo - 1.77%
3,500	CH Robinson Worldwide, Inc.	236,005

Asset Management - 4.09%
750	Blackrock, Inc.	272,790
4,200	Cognizant Technology Solutions Corp. *	271,236
		544,026
Biological Products (No Diagnostic Substances) - 2.07%
2,600	Gilead Sciences, Inc. *	275,496

Business Services - 2.20%
3,700	Visa, Inc.	292,337

Chemicals & Allied Products - 2.06%
4,700	Innospec, Inc.	274,480

Computer Storage Devices - 1.73%
9,100	EMC Corp.	230,594

Dental Equipment & Supplies - 1.91%
4,200	DENTSPLY International, Inc.	254,772

Electronic Computers - 2.04%
2,300	Apple, Inc.	272,090

Fire, Marine & Casualty Insurance - 2.14%
13,000	National General Holdings Corp.	284,830

Food & Kindred Products - 1.87%
5,700	Mondelez International, Inc.	248,862

Hospital & Medical Service Plans - 3.45%
4,100	Centene Corp. *	236,775
3,700	Molina Healthcare, Inc. *	222,962
		459,737
Industrial Instruments for Measurement, Display & Control - 2.08%
7,500	MKS Instruments, Inc.	276,525

Life Insurance - 2.11%
5,500	MetLife, Inc.	280,995

Measuring & Controlling Devices - 2.08%
2,000	Thermo Fisher Scientific, Inc.	276,800

Motor Homes - 1.96%
4,500	Thor Industries, Inc.	260,640

Motor Vehicle Parts & Accessories - 4.31%
17,000	Gentex Corp.	284,495
2,300	Lear Corp.	289,570
		574,065
National Commercial Banks - 4.21%
20,000	Banc of California, Inc.	300,400
6,000	Suntrust Banks, Inc.	260,520
		560,920
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.90%
2,500	Zimmer Biomet Holdings, Inc.	252,525

Personal Credit Institutions - 2.09%
4,900	Discover Financial Services	278,124

Pharmaceutical Preparations - 5.76%
900	Allergan, Plc. *	282,501
7,000	Roche Holding Ltd.	234,430
1,200	Shire, Plc. ADR	250,032
		766,963
Public Building & Related Furniture - 1.77%
5,100	BE Aerospace, Inc. *	235,722

Radio & TV Broadcasting & Communications- 1.55%
2,000	F5 Networks, Inc. *	206,000

Real Estate Agents & Managers (For Others) - 2.25%
1,800	Jones Lang LaSalle, Inc.	299,016

Retail-Auto Dealers & Gasoline Stations - 2.18%
2,500	Casey's General Stores, Inc.	290,675

Retail-Drug Stores - 2.18%
3,400	Express Scripts Holding Co. *	290,632

Retail-Retail Stores - 4.16%
4,400	Foot Locker, Inc.	286,000
1,600	ULTA Salon, Cosmetics & Fragrance, Inc. *	267,200
		553,200
Semiconductors, Integrated Ciruits & Related Services - 2.00%
3,200	Skyworks Solutions, Inc.	265,664

Semiconductors & Related Devices - 2.08%
12,000	Canadian Solar, Inc. *	276,360

Services-Computer Processing & Data Preparation - 2.19%
20,200	Lifelock, Inc. *	291,688

Services-Computer Programming, Data Processing, Etc. - 2.19%
2,800	Facebook, Inc. *	291,872

Services-Computer Programming Services - 2.22%
7,500	Synchronoss Technologies, Inc. *	295,275

Services-Educational Services - 2.08%
7,000	Grand Canyon Education, Inc. *	277,340

Services-Equipment Rental & Leasing - 1.97%
7,800	Air Lease Corp.	262,314

Services-Health Services - 4.36%
3,600	ICON Public Limited Co. *	267,588
10,700	TrueBlue, Inc. *	313,403
		580,991
Services-Help Supply Services - 2.31%
6,600	On Assignment, Inc. *	308,088

Tires & Inner Tubes - 3.70%
5,500	Copper Tire & Rubber Co.	230,945
7,500	Goodyear Tire & Rubber Co.	261,600
		492,545

TOTAL FOR COMMON STOCK (Cost $10,704,592) - 97.47%		12,974,580

SHORT TERM INVESTMENTS - 2.57%
342,589	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $342,589)	342,589

TOTAL INVESTMENTS (Cost $11,047,181) *** - 100.05%		13,317,169

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(6,123)

NET ASSETS - 100.00%		13,311,046

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2015.

*** At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,047,181 amounted to $2,269,988, which consisted of aggregate gross unrealized appreciation of $2,436,016 and aggregate gross unrealized depreciation of $166,028.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,047,181 amounted to $2,269,988, which consisted of aggregate gross unrealized appreciation of $2,436,016 and aggregate gross unrealized depreciation of $166,028.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		12,974,580	$0	$0	$12,974,580
Cash Equivalents		342,589	$0	$0	$342,589
Total		$13,317,169	$0	$0	$13,317,169

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 26, 2016

By /s/Bob Anastasi

*Bob Anastasi

Treasurer

Date January 26, 2016

* Print the name and title of each signing officer under his or her signature.